OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about other current liabilities [Line Items]
Payable to Antofagasta plc	$ 0	$ 945
Provision for environmental rehabilitation (note 27b)	270	191
Deposit on Pueblo Viejo gold and silver streaming agreement	58	54
Share-based payments (note 34a)	50	50
Pueblo Viejo JV partner shareholder loan (note 29)	32	32
Other	129	116
Other current liabilities	$ 539	$ 1,388